other long-term assets (Tables)	12 Months Ended
Dec. 31, 2018
other long-term assets
Schedule of other long-term assets

		December 31,	December 31,	January 1,
As at (millions)	Note	2018	2017	2017
			(adjusted –	(Note 2(c))
			Note 2(c))
Pension assets	15(b)	$503	$156	$358
Costs incurred to obtain or fulfill a contract with a customer		110	107	93
Portfolio investments [1]		70	41	62
Prepaid maintenance		55	57	62
Real estate joint venture advances	21(c)	69	47	21
Real estate joint ventures	21(c)	5	15	30
Derivative assets	4(h)	54	6	6
Other		120	99	101
		$986	$528	$733
1	Fair value measured at reporting date using significant other observable inputs (Level 2).

Schedule of costs incurred to obtain and fulfill contracts with customers

	2018			2017
	Costs incurred to			Costs incurred to
	Obtain			Obtain
	contracts with	Fulfill contracts		contracts with	Fulfill contracts
Years ended December 31 (millions)	customers	with customers	Total	customers	with customers	Total
Balance, beginning of period
As previously reported	$329	$11	$340	$—	$—	$—
Transitional amount	—	—	—	295	8	303
As adjusted	329	11	340	295	8	303
Additions	313	8	321	304	4	308
Amortization	(286)	(4)	(290)	(270)	(1)	(271)
Balance, end of period	$356	$15	$371	$329	$11	$340
Current [1]	$256	$5	$261	$230	$3	$233
Non-current	100	10	110	99	8	107
	$356	$15	$371	$329	$11	$340

Presented on the Consolidated statements of financial position in prepaid expenses.